Other Revenues (Tables)	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Summary of Other Revenues by Type of Service

Other revenues by type of service is as follows:

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Online direct sales	515	208	-
Logistic services revenue	2,059	2,148	1,813
Promotion services revenue	9,125	7,772	926
Others	2,956	4,782	5,593
Total	14,655	14,910	8,332